ALLOWANCE FOR LOAN LOSSES (Schedule of Reserve Factors) (Details)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Reserve factor	0.50%	0.46%	0.43%